Stockholders' equity and dividend payment, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended
	Jul. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
Stock Repurchases [Abstract]
Share repurchases (in shares)		0	0	0	1,137,583	1,072,344	0
Aggregate consideration					$ 9,900	$ 8,900		$ 18,808
Average price (in dollars per share)					$ 8.72	$ 8.25
Retirement of treasury shares (in shares)	251,879				1,137,583	1,072,344
Retirement of treasury shares	$ 2,100							$ 0